Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Significant Accounting Policies
Schedule of total number of salons by operation type

	Number of
	Relaxation Salons
	As of June 30,	As of December 31,
	2021	2020
Directly-operated	188	150
Franchised	125	140
Total	313	290

Schedule of useful lives for depreciation by major asset classes

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	6 years
Tools, furniture and fixtures	2-10 years

Accounting Standards Update and Change in Accounting Principle [Table Text Block]

Selected condensed consolidated balance sheets line items, which reflect the adoption of ASC 606, are as follows:

	Thousands of Yen
	As reported on	Effect of	As adjusted on
	December 31,	adoption of	December 31,
	2019	ASC 606	2019
Assets:
Deferred tax assets, net	222,505	202,496	425,001
Liabilities:
Accrued expenses	447,974	820	448,794
Contract liability (current)	―	201,559	201,559
Advances received	483,124	(6,137)	476,987
Long-term contract liability - net of current portion	―	465,077	465,077
Shareholders’ equity:
Accumulated deficit	¥(705,309)	¥(458,823)	¥(1,164,132)

Selected condensed consolidated balance sheets line items, which reflect the adoption of ASC606, are as follows:

	Thousands of Yen
			Balances
		Adjusted	without
As of December 31, 2020	As reported	amount	adoption
Assets:
Deferred tax assets, net	¥655,591	¥(135,345)	¥520,246
Liabilities:
Accrued expenses	889,112	(600)	888,512
Contract liability (current)	172,063	(172,063)	―
Advances received	461,665	26	461,691
Long-term contract liability - net of current portion	333,978	(333,978)	―
Shareholders’ equity (deficit):
Accumulated deficit	¥(1,703,302)	¥371,270	¥(1,332,032)

Selected condensed consolidated statement of (loss) income line items, which reflect the adoption of ASC606, are as follows:

	Thousands of Yen
			Balances
		Adjusted	without
Year ended December 31, 2020	As reported	amount	adoption
Revenues	¥3,341,617	¥(154,702)	¥3,186,915
Operating loss	(746,088)	(154,702)	(900,790)
Loss before income tax	(626,689)	(154,702)	(781,391)
Income tax benefit	(87,519)	(67,151)	(154,670)
Net loss	¥(539,170)	¥(87,551)	¥(626,721)

Selected condensed consolidated statement of cash flows line items, which reflect the adoption of ASC606, are as follows:

	Thousands of Yen
			Balances
		Adjusted	without
Year ended December 31, 2020	As reported	amount	adoption
Cash flows from operating activities:
Net loss	¥(539,170)	¥(87,551)	¥(626,721)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred income tax expense	(107,264)	(67,151)	(174,415)
Changes in operating assets and liabilities:
Accrued expenses	206,706	220	206,926
Contract liability	(160,595)	160,595	―
Advances received	(15,322)	(6,113)	(21,435)
Net cash used in operating activities	¥(366,420)	¥ ―	¥(366,420)

Relaxation Salon Segment
Significant Accounting Policies
Schedule of total number of salons by operation type

	Number of
	Relaxation Salons
	2020	2019
Directly-operated	150	107
Franchised	140	176
Total	290	283